Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Billions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2	$ 2	$ 3